Leases - Movement in lease liabilities (Details) £ in Thousands	12 Months Ended
Jun. 30, 2020 GBP (£)
Lease liabilities
Cash flows	£ (1,953)
Acquisition	239
Other changes	131
Ending balance	4,393
Increase (decrease) due to adoption of IFRS 16
Lease liabilities
Beginning balance	£ 5,976